Intangible assets (Details Narrative)	12 Months Ended
Dec. 31, 2023
Computer software [member]
IfrsStatementLineItems [Line Items]
Description of sensitivity analysis	sensitivity analysis was made for a 0.5 percentage points increase / decrease in the discount rate and growth rate.
Exito [member]
IfrsStatementLineItems [Line Items]
Description of discount and growth rate	discount rate applied to cash flow projections is 8.4% (11.7% in 2022), and cash flows that exceed the five-year period are extrapolated using a growth rate of 5.7% (5.4% on December 31, 2022).
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	10 years